UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Southfield Investment Management
Address:		1010 Washington Boulevard
			Stamford, CT  06901

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-978-0250

Signature,      Place,                  and Date of Signing:

John Kim   Stamford, Connecticut   May 14, 2010

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		36

Form 13F Information Table Value Total:		$ 125,543
                              (x 1000)

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List of Other Included Managers:
 No.	Form 13F File Number	          Name

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE COMPUTER  	       COM	        037833100     6365    27085 SH	     Sole				       27085
AUTOMATIC DATA PROCESSING      COM		053015103     4389    98685 SH	     Sole     	                               98685
BANK AMERICA CORP      	       COM		060505104     2126   119080 SH	     Sole     	                              119080
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1949	 16 SH	     Sole				          16
BERKSHIRE HATHAWAY INC CL B    COM	        084670207     4727    58170 SH	     Sole				       58170
BROADRIDGE FINANCIAL SOLUTIONS COM	        11133T103     2203   103035 SH	     Sole				      103035
CH ROBINSON WORLDWIDE INC      COM	        12541W209     2701    48360 SH	     Sole				       48360
COPART INC 		       COM	        217204106      322     9050 SH	     Sole				        9050
CVS CAREMARK CORPORATION       COM              126650100     8955   244935 SH       Sole                                     244935
FASTENAL CO.  		       COM	        311900104      587    12228 SH	     Sole				       12228
FIDELITY NATL INFORMATION SV   COM	        31620m106     4002   170715 SH	     Sole			              170715
GOOGLE 			       COM	        38259P508     6508    11476 SH	     Sole				       11476
HEALTH NET INC 	 	       COM	        42222G108     3748   150695 SH	     Sole				      150695
HENRY SCHEIN   		       COM	        806407102     2365    40150 SH	     Sole				       40150
HEWITT ASSOCIATES 	       COM	        42822Q100     2967    74575 SH	     Sole				       74575
J.P. MORGAN CHASE	       COM	        46625H100     2104    47015 SH	     Sole				       47015
JOHNSON & JOHNSON	       COM	        478160104     1586    24332 SH	     Sole				       24332
KRAFT FOODS INC		       COM		50075N104     8016   265087 SH       Sole                                     265087
LKQ CORPORATION		       COM	        501889208      408    20090 SH	     Sole				       20090
MASTERCARD 		       COM	        57636Q104     6288    24757 SH       Sole				       24757
MCDONALDS CORPORATIONS 	       COM	        580135101     6168    92445 SH	     Sole				       92445
MICROSOFT CORP 		       COM	        594918104     7721   263625 SH	     Sole				      263625
MOBILE MINI INC.   	       COM	        60740F105      344    22195 SH	     Sole				       22195
NESTLE SA 	               SPONSORED ADR	641069406     1392    27135 SH	     Sole				       27135
ORACLE CORP  	               COM	        68389x105     5021   195310 SH	     Sole				      195310
PEPSICO INC.   	               COM	        713448108     4134    62490 SH	     Sole				       62490
PETSMART INC   	               COM	        716768106     3932   123025 SH	     Sole				      123025
PFIZER  	               COM	        717081103      223    13024 SH	     Sole				       13024
ROBERT HALF, INC. 	       COM	        770323103      256     8400 SH	     Sole				        8400
SEI INVESTMENTS CO  	       COM	        784117103     3579   162889 SH	     Sole				      162889
SOLERA HOLDINGS 	       COM	        83421A104     2614    67635 SH	     Sole				       67635
SPDR GOLD TRUST  	       GOLD SHS	        78463v107     3350    30750 SH	     Sole				       30750
THERMO FISHER SCIENTIFIC       COM	        883556102     6491   126180 SH	     Sole				      126180
TIME WARNER CABLE INC          COM		88732J207      233     4365 SH	     Sole				        4365
VERISK ANALYTICS INC.  	       COM	        92345Y106     3371   119545 SH	     Sole				      119545
VISA INC. 	               COM	        92826C839     4398    48311 SH	     Sole				       48311





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